VALUE OF CHARTER PARTY CONTRACTS - Summary of Unfavorable Charter Party Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 672
2020	674
2021	672
2022	672
2023	672
Thereafter	764
Total	$ 4,126	$ 4,798	$ 5,470	$ 6,144